Securities - Breakdown of securities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Securities Issued [Line Items]
Securities	R$ 12,448,565	R$ 12,757,687
Securities [Member]
Securities Issued [Line Items]
Securities		12,757,687
Fair value through other comprehensive income - FVOCI
Securities Issued [Line Items]
Securities	9,699,546	11,137,938
Fair value through other comprehensive income - FVOCI | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	4,652,445	6,201,734
Fair value through other comprehensive income - FVOCI | Debentures
Securities Issued [Line Items]
Securities	684,153	440,093
Fair value through other comprehensive income - FVOCI | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	203,350	307,667
Fair value through other comprehensive income - FVOCI | Investment fund quotas
Securities Issued [Line Items]
Securities	0	13,719
Fair value through other comprehensive income - FVOCI | Financial Bills
Securities Issued [Line Items]
Securities	5,771	56,439
Fair value through other comprehensive income - FVOCI | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	3,541,780	3,675,236
Fair value through other comprehensive income - FVOCI | National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities	589,496	412,963
Fair value through other comprehensive income - FVOCI | Commercial Promissory Note
Securities Issued [Line Items]
Securities	22,551	30,087
Fair value through other comprehensive income - FVOCI | Securities [Member]
Securities Issued [Line Items]
Securities	9,699,546	11,137,938
Amortized cost
Securities Issued [Line Items]
Securities	31,115,553	23,009,490
Amortized cost | Debentures
Securities Issued [Line Items]
Securities	112,914	185,136
Amortized cost | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	0	11,353
Amortized cost | Financial Bills
Securities Issued [Line Items]
Securities	0	11,676
Amortized cost | National Treasury Notes (NTN)
Securities Issued [Line Items]
Securities	645,373	605,092
Amortized cost | Securities [Member]
Securities Issued [Line Items]
Securities	1,290,355	841,332
Amortized cost | Rural Product Bill
Securities Issued [Line Items]
Securities	532,068	28,075
Fair value through profit or loss - FVTPL
Securities Issued [Line Items]
Securities	1,545,982	942,752
Fair value through profit or loss - FVTPL | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	37,131	65,729
Fair value through profit or loss - FVTPL | Debentures
Securities Issued [Line Items]
Securities	435,755	273,716
Fair value through profit or loss - FVTPL | Certificates of Real Estate Receivables
Securities Issued [Line Items]
Securities	44,453	41,579
Fair value through profit or loss - FVTPL | Investment fund quotas
Securities Issued [Line Items]
Securities	529,903	298,992
Fair value through profit or loss - FVTPL | Financial Bills
Securities Issued [Line Items]
Securities	101,467	40,384
Fair value through profit or loss - FVTPL | Commercial Promissory Note
Securities Issued [Line Items]
Securities	5,157	0
Fair value through profit or loss - FVTPL | Securities [Member]
Securities Issued [Line Items]
Securities	1,458,664	778,417
Fair value through profit or loss - FVTPL | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities	237,750	10,648
Fair value through profit or loss - FVTPL | Bank Deposit Certificates
Securities Issued [Line Items]
Securities	44,638	25,092
Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	20,413	14,552
Fair value through profit or loss - FVTPL | Real Estate Credit Bills (LCI)
Securities Issued [Line Items]
Securities	1,613	7,322
Fair value through profit or loss - FVTPL | Others
Securities Issued [Line Items]
Securities	R$ 384	R$ 403